FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
SCHEDULE OF FINANCIAL ASSETS

	Notes	2023	2022
Cash and cash equivalents	8	$35,242,363	$14,988,112
Receivables from the sale of investment properties	12	9,030,614	—
Lease and other receivables	9	10,506,310	9,313,109
Due from affiliates	22	9,463,164	8,798,945
Restricted cash equivalent	8	2,681,110	3,252,897
		$66,923,561	$36,353,063

SCHEDULE OF MATURITY ANALYSIS FOR FINANCIAL LIABILITIES

December 31, 2023	Notes	On demand	Less than 3 months	3 to 12 months	1 to 5 years	Thereafter	Total

Accounts payable and accrued expenses	14	$764,016	$4,472,279	$7,891,207	—	$—	$13,127,502
Lease liability	15	8,530	33,060	238,423	1,199,059	6,703,328	8,182,400
Income tax payable	20	—	2,024,865	—	—	—	2,024,865
Retainage payable		—	155,207	1,582,598	—	—	1,737,805
Security deposits		—	83,234	287,727	1,790,554	—	2,161,515
Long and short-term debt	16	—	1,624,415	15,078,681	43,032,169	211,609,005	271,344,270
Total		$772,546	$8,393,060	$25,078,636	$46,021,782	$218,312,333	$298,578,357

December 31, 2022	Notes	On demand	Less than 3 months	3 to 12 months	1 to 5 years	Thereafter	Total

Accounts payable and accrued expenses	14	$382,317	$6,899,250	$1,310,355	$—	$—	$8,591,922
Lease liability	15	—	15,637	47,085	96,954	—	159,676
Income tax payable	20	—	663,703	—	—	—	663,703
Retainage payable		—	302,066	2,699,367	—	—	3,001,433
Security deposits		—	—	—	1,706,959	—	1,706,959
Deposit for the asset held for sale	13	—	—	2,400,000	—	—	2,400,000
Long and short-term debt	16	87,906,445	5,888,900	17,666,699	29,632,991	74,754,632	215,849,667
Total		$88,288,762	$13,769,556	$24,123,506	$31,436,904	$74,754,632	$232,373,360

SCHEDULE OF FOREIGN CURRENCY EXCHANGE

The carrying amounts of the Group’s foreign currency denominated monetary assets and monetary liabilities at the end of the reporting period are as follows:

(in USD)	As of December 31, 2023
Monetary assets and liabilities denominated in:	CRC	PEN	Total
Cash and cash equivalents	$6,599	$479,057	$485,656
Lease and other receivables, net	60,248	135,275	195,523
Other current and non-current assets	3,150,470	3,694,802	6,845,272
Sub-total	3,217,317	4,309,134	7,526,451
Accounts payable and accrued expenses	2,569,080	1,658,228	4,227,308
Sub-total	2,569,080	1,658,228	4,227,308
Net	$648,237	$2,650,906	$3,299,143

(in USD)	As of December 31, 2022
Monetary assets and liabilities denominated in:	CRC	PEN	Total
Cash and cash equivalents	$15,287	$237,240	$252,527
Lease and other receivables, net	33,017	104,889	137,906
Other current and non-current assets	1,716,789	2,306,510	4,023,299
Sub-total	1,765,093	2,648,639	4,413,732
Accounts payable and accrued expenses	181,451	179,676	361,127
Sub-total	181,451	179,676	361,127
Net	$1,583,642	$2,468,963	$4,052,605

SCHEDULE OF SENSITIVITY ANALYSIS

For the year ended December 31, 2023	Strengthening	Weakening

Profit or Loss	$329,914	$(329,914)
Equity	$8,868,986	$(8,868,986)

For the year ended December 31, 2022	Strengthening	Weakening

Profit or Loss	$405,261	$(405,261)
Equity	$4,941,161	$(4,941,161)

For the year ended December 31, 2021	Strengthening	Weakening

Profit or Loss	$508,411	$(508,411)
Equity	$6,191,813	$(6,191,813)

SCHEDULE OF SENSITIVITY ANALYSIS OF LONG-TERM DEBT

	Long-term Debt with Variable Interest Rate as of December 31, 2023	1%	2%

Increase in Interest rate	$207,854,235	$(2,078,542)	$(4,157,085)
Decrease in Interest rate	207,854,235	2,078,542	4,157,085

	Long-term Debt with Variable Interest Rate as of December 31, 2022	1%	2%

Increase in Interest rate	$209,326,775	$(2,093,268)	$(4,186,536)
Decrease in Interest rate	209,326,775	2,093,268	4,186,536